Summary of Significant Accounting Policies - Schedule of Exchange Rate Used for the Translation (Details)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Period End [Member]
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Exchange rate for translation	58.8725	58.084	55.4
Average Rate [Member]
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Exchange rate for translation	57.48284	57.2867	55.61763